Business Acquisitions - Schedule of Purchase Price of Each Transaction (Parenthetical) (Detail) - USD ($) $ in Thousands	Jun. 01, 2017	Mar. 01, 2017	Dec. 01, 2016	Jun. 30, 2017
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)	$ 28,109
Purchase price adjustments	3,650
Purchase price	31,759
Vessels and equipment	$ 145,772
Vigdis Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment				$ 2,700
Tordis Facility [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)		$ 31,242
Purchase price adjustments		1,741
Purchase price		32,983
Vessels and equipment		$ 145,754
Tordis Facility [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment				2,800
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Cash consideration paid to KNOT (from KNOT)			$ (12,019)
Purchase price adjustments			7,271
Seller's credit			12,981
Seller's loan			12,019
Purchase price			20,252
Vessels and equipment			$ 116,751
Raquel Knutsen [Member] | Dry Docking [Member]
Business Acquisition [Line Items]
Vessels and equipment				$ 1,700